Significant Accounting Judgments, Estimates and Assumptions	9 Months Ended
Sep. 30, 2022
Disclosure Of Accounting Judgements And Estimates Text Block Abstract
Significant accounting judgments, estimates and assumptions
3.	Significant accounting judgments, estimates and assumptions

The preparation of consolidated interim financial statements requires management to make judgments, estimates and assumptions that affect the reported amounts of assets, liabilities and contingent liabilities as at the date of the consolidated interim financial statements and reported amounts of expenses during the three and nine months ended September 30, 2022 and 2021. Estimates and assumptions used in the preparation of these consolidated interim financial statements are consistent with those used by the Company in preparing the annual consolidated financial statements as at and for the year ended December 31, 2021 (except for those related to valuation of secured note described below in Note 4). Estimates and assumptions are continuously evaluated and are based on management’s experience and other factors, including expectations of future events which are believed to be reasonable under the circumstances. Actual results may differ from these estimates.